Accounting Policies, Estimates and Judgments	12 Months Ended
Dec. 31, 2017
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Accounting Policies, Estimates and Judgments
Note 31	Accounting Policies, Estimates and Judgments

Accounting Policies, Estimates and Judgments

The following table discusses the accounting policies, estimates, judgments and assumptions the company has adopted and made and how they affect the amounts reported in the consolidated financial statements.

Topic	Accounting Policies	Accounting Estimates and Judgments [1]
Principles of Consolidation

These consolidated financial statements include the accounts of the company and entities controlled by it (its subsidiaries). Control is achieved by having each of:

• power over the investee via existing rights that give the company the current ability to direct the relevant activities of the investee;

• exposure, or rights, to variable returns from involvement with the investee; and

• the ability for the company to use its power over the investee to affect the amount of the company’s returns.

The existence and effect of potential voting rights that are currently exercisable or convertible are considered when assessing whether the company controls another entity.

Subsidiaries are fully consolidated from the date on which control is transferred to the company. They are deconsolidated from the date that control ceases.

Judgment involves:

• assessing control, including if the company has the power to direct the relevant activities of the investee; and

• determining the relevant activities and which party controls them.

Topic	Accounting Policies			Accounting Estimates and Judgments [1]
Principles of Consolidation continued	Principal (wholly owned) Operating Subsidiaries:	Location	Principal Activity

Consideration is given to:

• voting rights;

• the relative size and dispersion of the
voting rights held by other shareholders;

• the extent of participation by those
shareholders in appointing key
management personnel or board members;

• the right to direct the investee to enter into
transactions for the company’s benefit; and

• the exposure, or rights, to variability of
returns from the company’s involvement
with the investee.

	• PCS Sales (Canada) Inc.	Canada	Marketing and sales of the company’s products
	• PCS Sales (USA), Inc.	United States	Marketing and sales of the company’s products
	• PCS Phosphate Company, Inc. (“PCS Phosphate”) – PCS Purified Phosphates	United States	Mining and/or processing of phosphate products in the states of North Carolina, Illinois, Missouri and Nebraska
	• White Springs Agricultural Chemicals, Inc. (“White Springs”)	United States	Mining and processing of phosphate products in the state of Florida
	• PCS Nitrogen Fertilizer, L.P.	United States	Production of nitrogen products in the states of Georgia and Louisiana, and of phosphate products in the state of Louisiana
	• PCS Nitrogen Ohio, L.P.	United States	Production of nitrogen products in the state of Ohio
	• PCS Nitrogen Trinidad Limited	Trinidad	Production of nitrogen products in Trinidad
	• PCS Cassidy Lake Company	Canada	Brine pumping operations for the company’s New Brunswick operation
Intercompany balances and transactions are eliminated on consolidation.
Long-Lived Asset Impairment

At the end of each reporting period, the company reviews conditions potentially impacting the carrying amounts of both its long-lived assets to be held and used and its identifiable intangible assets with finite lives to determine whether there is any indication that they have suffered an impairment loss. When such indicators exist, impairment testing is performed. Regardless, goodwill is tested at least annually (typically in the second quarter).

For assessing impairment, assets are grouped at the smallest levels for which there are separately identifiable cash inflows that are largely independent of the cash inflows from other assets or groups of assets (this can be at the asset or CGU level).

Where impairment indicators exist for the asset or CGU:

• the recoverable amount is estimated (the recoverable amount is the higher of fair value less costs to sell and value in use);

• to assess value in use, the estimated future cash flows are discounted to their present value (using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU for which the estimates of future cash flows have not been adjusted);

• the impairment loss is the amount by which the carrying amount exceeds its recoverable amount; and

• the impairment loss is allocated first to reduce the carrying amount of any related goodwill and then pro rata to each asset in the unit (on the basis of the carrying amount).

Non-financial assets, other than goodwill, that previously suffered an impairment loss are reviewed at each reporting date for possible reversal of the impairment.

Judgment involves:

• identifying the appropriate asset or CGU;

• determining the appropriate discount rate for assessing value in use; and

• making assumptions about future sales, margins and market conditions over the long-term life of the assets or CGUs.

The company cannot predict if an event that triggers impairment will occur, when it will occur or how it will affect reported asset amounts. It is reasonably possible that the amounts reported for asset impairments could be different if different assumptions were used or if market and other conditions change. The changes could result in non-cash charges that could materially affect the company’s consolidated financial statements.

Impairments were recognized during 2017 and 2016 as shown in Note 13.

Topic	Accounting Policies			Accounting Estimates and Judgments [1]
Fair Value Measurements

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, regardless of whether that price is directly observable or estimated using another valuation technique.

Fair value measurements are categorized into levels based on the degree to which inputs are observable and their significance:

Fair values estimates:

• are at a point-in-time and may change in subsequent reporting periods due to market conditions or other factors;

• can be determined using multiple methods, which can cause values (or a range of reasonable values) to differ; and

• may require assumptions about costs/prices over time, discount and inflation rates, defaults and other relevant variables.

	Level 1	Level 2	Level 3

	Unadjusted quoted prices (in active markets accessible at the measurement date for identical assets or liabilities).	Quoted prices (in markets that are not active or based on inputs that are observable for substantially the full term of the asset or liability).	Prices or valuation techniques that require inputs that are both unobservable and significant to the overall measurement.

Determination of the level hierarchy is based on the company’s assessment of the lowest level input that is significant to the fair value measurement and is subject to estimation and judgment.

Prepaid Expenses	Freight, transportation and distribution costs related to product inventory stored at warehouse and terminal facilities are classified as prepaid expenses.			Not applicable.

Restructuring Charges

Plant shutdowns, sales of business units or other corporate restructurings may trigger restructuring costs. Incremental costs for employee termination, contract termination and other exit costs are recognized as a liability and an expense when:

• a detailed formal plan for restructuring has been demonstrably committed to;

• withdrawal is without realistic possibility; and

• a reliable estimate can be made.

Restructuring activities are complex, can take several months to complete and usually involve reassessing estimates throughout the process.

Foreign Currency Transactions

Items included in the consolidated financial statements of the company and each of its subsidiaries are measured using the currency of the primary economic environment in which the individual entity operates (“the functional currency”).

Foreign currency transactions are generally translated to US dollars at the average exchange rate for the previous month. Monetary assets and liabilities are translated at period-end exchange rates. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation at period-end exchange rates of monetary assets and liabilities denominated in foreign currencies, are recognized and presented in the consolidated statements of income within other (expenses) income, as applicable, in the period in which they arise.

Non-monetary assets and liabilities carried at fair value are translated using the exchange rate at the date when the fair value is determined and translation differences are recognized as part of changes in fair value. Translation differences onnon-monetary financial assets such as investments in equity securities classified as available-for-sale are included in OCI. Non-monetary assets measured at historical cost are translated at the average monthly exchange rate prevailing at the time of the transaction, unless the exchange rate in effect on the date that the transaction occurred is available and it is apparent that such rate is a more suitable measurement.

The consolidated financial statements are presented in United States dollars (“US dollars”), which was determined to be the functional currency of the company and the majority of its subsidiaries.

[1] Certain of the company’s policies involve accounting estimates and judgments because they require the company to make subjective or complex judgments about matters that are inherently uncertain and because of the likelihood that materially different amounts could be reported under different conditions or using different assumptions.

Standards, Amendments and Interpretations Effective and Applied

The International Accounting Standards Board (“IASB”) and International Financial Reporting Interpretations Committee (“IFRIC”) have issued the following standards and amendments or interpretations to existing standards that were effective and applied by the company.

Standard	Description	Impact
Amendments to IAS 7, Statement of Cash Flows	Issued to require a reconciliation of the opening and closing liabilities that form part of an entity’s financing activities, including both changes arising from cash flows and non-cash changes.	Adopted prospectively effective January 1, 2017, with required disclosures included in Note 10.
Amendments to IAS 12, Income Taxes	Issued to clarify the requirements on recognition of deferred tax assets for unrealized losses on debt instruments measured at fair value.	Adopted effective January 1, 2017, with no change to these annual consolidated financial statements.

Standards, Amendments and Interpretations Not Yet Effective and Not Applied

The IASB and IFRIC have issued the following standards and amendments or interpretations to existing standards that were not yet effective and not applied as at December 31, 2017. The company does not anticipate early adoption of these standards at this time.

Standard	Description	Expected Impact	Effective Date [1]
IFRS 15, Revenue From Contracts With Customers

Issued to provide guidance on the recognition of revenue from contracts with customers, including multiple-element arrangements and transactions not previously addressed comprehensively, and enhance disclosures about revenue.

		The company’s assessment of the standard is complete with no significant changes to accounting policies, estimates or judgments. Additional disclosures will be included in its 2018 annual consolidated financial statements. Revenue recognition will remain largely unchanged including no cumulative adjustment required to the opening balance of retained earnings or to any financial statement line items in the current reporting period.	The company will adopt the standard effective January 1, 2018, using the modified retrospective method.
IFRS 9, Financial Instruments

Issued to replace IAS 39, providing guidance on the classification, measurement and disclosure of financial instruments and introducing a new hedge accounting model.

Basis for conclusions was updated to clarify the accounting for a modification or exchange of a financial liability, measured at amortized cost, does not result in derecognition. If the gross carrying amount is changed it will lead to an immediate gain or loss in profit or loss.

		Upon adoption of the standard, the company will reclassify realized cash flow hedges as a basis adjustment to finished goods inventory, recorded directly through accumulated other comprehensive income (net of income taxes). Available-for-sale investments will be measured at fair value through OCI.	January 1, 2018, applied retrospectively with certain exceptions.
Amendments to IFRS 2, Share-Based Payment	Issued to provide clarification on the classification and measurement of share-based transactions. Specifically, accounting for cash-settled share-based transactions, share-based payment transactions with a net settlement feature and modifications of share-based payment transactions that change classification from cash-settled to equity-settled.	No significant impacts are anticipated.	January 1, 2018, with the option of retrospective or prospective application.
IFRS 16, Leases	Issued to supersede IAS 17, IFRIC 4, SIC-15 and SIC-27, providing the principles for the recognition, measurement, presentation and disclosure of leases. Lessees would be required to recognize assets and liabilities for the rights and obligations created by leases. Lessors would continue to classify leases using a similar approach to that of the superseded standards but with enhanced disclosure to improve information about a lessor’s risk exposure, particularly to residual value risk.	The company is reviewing the standard to determine the potential impact.	January 1, 2019, applied retrospectively with certain practical expedients available.
IFRIC 23, Uncertainty Over Income Tax Treatments	Issued to provide guidance on recognition and measurement of uncertain income tax treatments.	The company is reviewing the standard to determine the potential impact, if any.	January 1, 2019, applied retrospectively with certain practical expedients available.
Amendments to IAS 28, Long-term Interests in Associates and Joint Ventures	Issued to clarify that IFRS 9, including its impairment requirements, applies to long-term interests in associates and joint ventures that form part of an entity’s net investment in these investees.	The company is reviewing the standard to determine the potential impact, if any.	January 1, 2019, applied retrospectively.
Amendments to IAS 19, Employee Benefits	Issued to require the use of updated assumptions when determining current service cost and net interest for the remainder of the period after a plan amendment, curtailment or settlement. Also required is any reduction in surplus, even amounts not previously recognized due to an asset ceiling limitation, to be recognized in profit or loss as part of past service cost or a gain or loss on settlement.	The company is reviewing the standard to determine the potential impact, if any.	January 1, 2019, applied prospectively.
IFRS 17, Insurance Contracts	Issued to replace IFRS 4, providing guidance for the recognition, measurement, presentation and disclosure of insurance contracts giving consideration to: substantive rights and obligations arising from a contract, law or regulation; enforceable rights and obligations in a contract; and whether contracts are written, oral or implied by customary business practices.	Although the company does not underwrite insurance contracts, all significant contracts will be reviewed under the scope of the standard to determine the potential impact, if any.	January 1, 2021, applied retrospectively with certain practical expedients available.

[1] Effective date for annual periods beginning on or after the stated date.